Common Stock (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2007	Aug. 16, 2016	Dec. 31, 2015	Dec. 31, 1996	Dec. 31, 1937
Stock Issued During Period, Shares, Other	75,000	1,400,000				500,000
Stock Issued During Period, Value, Other			$ 210,000	$ 0		$ 35,000
Authorized capital					521,707,093
Common Stock, Shares Authorized									25,000,000	2,500,000
Common Stock, Class B, Shares Authorized					1,707,093
Preferred Stock, Shares Authorized	20,000,000		20,000,000		20,000,000			20,000,000
Stock Issued During Period, Value, New Issues	$ 36,050	$ 876,597
Common Stock, Shares Subscribed but Unissued					35,343
Stock Issued During Period, Shares, Issued for Services		75,000
Stock Issued During Period, Value, Issued for Services	217,500	$ 11,250
Convertible Debt	$ 0	$ 210,000	$ 0		$ 210,000		$ 210,000
Subscriptions Receivable Collected					$ 81,481
Stock Issued During Period, Shares, Conversion of Convertible Securities	25,000
Stock Issued During Period, Shares, Purchase of Assets					1,500,000
Percentage Of Stockholder's Interest In Common Stock Outstanding									76.00%
Stock Issued During Period, Shares, New Issues	240,333	5,843,954
Shares Issued, Price Per Share	$ 2.90		$ 2.90
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0.15
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues		250,000
Shares Issued, Price Per Share		$ 0.03
Common Stock [Member]
Shares Issued, Price Per Share		0.15
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001			$ 0.001
Common Stock, Shares Authorized	500,000,000		500,000,000		500,000,000			500,000,000	23,292,907
Shares Issued, Price Per Share		$ 0.15
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001			$ 0.001
Common Stock, Shares Authorized	1,707,093		1,707,093		1,707,093			1,707,093	1,707,093
Stock Issued During Period, Shares, Conversion of Convertible Securities					115,319